INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of provision for Federal income tax
	December 31, 2025	December 31, 2024
Income tax benefit attributable to:
Net loss	$(8,951,104)	$(8,609,139)
Permanent differences	485,432	1,315,587
Valuation allowance	8,465,672	7,293,552
Net provision for income tax	$-	$-

Schedule of net deferred tax
	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carry forward	$11,667,981	$9,572,421
Valuation allowance	(11,667,981)	(9,572,421)
Net deferred tax asset	$-	$-
	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carry forward	$2,930,502	$2,431,559
Valuation allowance	(2,930,502)	(2,431,559)
Net deferred tax asset	$-	$-